Warrants and Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	9 Months Ended
Sep. 30, 2021 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	6,148,004
Granted during the period	309,425
Exercised during the period	(252,337)
Forfeited during the period	(158,736)
Ending balance	6,046,356
Vested at the balance sheet date	3,777,047
Beginning balance	€ 69.97
Granted during the period	115.21
Exercised during the period	38.22
Forfeited during the period	120.76
Ending balance	71.91
Vested at the balance sheet date	€ 49.61